1933 Act/Rule 485(a)


                                           December 9, 2004



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Investment Trust 97
         File Nos. 333-34537 and 811-08343
         Post-Effective Amendment No. 18

To The Commission Staff:

         On behalf of Phoenix Investment Trust 97 (the "Registrant"), a Delaware business trust, transmitted herewith for filing is Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A. This amendment is being filed for the purposes of adding disclosure required by certain recent SEC rulemaking, as well as certain other changes of a non-material nature. Certain financial information has been omitted from this filing. We will file all required information by amendment following receipt and resolution of any SEC comments on this filing.

         Registrant had anticipated making this annual update filing under Rule 485(b) shortly before its required effective date of December 31, 2004; however, in re-reading the adopting release for these new disclosure requirements, counsel found that the SEC considered these disclosure changes to be material, and thus warranting the filing under Rule 485(a). In a subsequent conversation with our examiner, Brion Thompson, it was agreed that we would make this filing at this time, requesting selective review of the new disclosure and also requesting acceleration to our required effective date.

         We respectfully request selective review of this amendment filing. Our request for selective review is based on the following:

         (i) The only material changes made in this amendment filing from the Registrant's previous filings relate to the addition of disclosure in response to recent SEC rulemaking, such as that describing uses and effects of fair value pricing, enhanced market timing deterrence disclosure, the circumstances under which


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                  portfolio holdings are disclosed and enhanced disclosure
                  regarding the Trustees' annual review of advisory contracts.

        (ii) The Commission has not reviewed a rule 485(a) filing of the Registrant's in a number of years (2001); however, all non-fund specific disclosure in this registration statement is substantially similar to that contained in recently reviewed 485(a) and 485(b) filings of other funds in the Phoenix Funds complex. Most recently, we received comments on a 485(a) filing for Phoenix Investment Series Fund, filed on October 15, 2004, and received and responded to comments on a 485(a) filing for Phoenix Equity Trust, 485(b) amendment filed on October 21, 2004.

         Additionally, the undersigned hereby request that effectiveness of the above-captioned Registration Statement be accelerated to December 31, 2004, the date on which Registrant's annual update to its Registration Statement would be required to be effective.

         Please contact Matthew Swendiman at (860) 403-5246 or Ann Spooner at
(860) 403-6753 if you have any questions concerning this amendment.

                                           PHOENIX INVESTMENT TRUST 97


                                           By   ________________________________
                                                Matthew A. Swendiman
                                                Vice President, Counsel and
                                                Chief Legal Officer

                                           PHOENIX EQUITY PLANNING CORPORATION


                                           By   ________________________________
                                                Francis G. Waltman
                                                Senior Vice President and
                                                Chief Administrative Officer